Results by business segment (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Disclosure of operating segments

	For the three months ended January 31, 2023
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$4,007	$1,225	$–	$768	$202	$6,202
Non-interest income	1,534	3,360	1,891	2,353	(246)	8,892
Total revenue	5,541	4,585	1,891	3,121	(44)	15,094
Provision for credit losses	401	66	–	65	–	532
Insurance policyholder benefits, claims and acquisition expense	–	–	1,545	–	–	1,545
Non-interest expense	2,229	3,434	156	1,701	155	7,675
Income (loss) before income taxes	2,911	1,085	190	1,355	(199)	5,342
Income taxes (recoveries)	785	237	42	132	932	2,128
Net income	$2,126	$848	$148	$1,223	$(1,131)	$3,214
Non-interest expense includes:
Depreciation and amortization	$241	$301	$14	$127	$–	$683

	For the three months ended January 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Capital Markets (1), (3)	Corporate Support (1)	Total
Net interest income (2)	$3,229	$853	$–	$1,296	$(107)	$5,271
Non-interest income	1,574	3,165	1,399	1,696	(39)	7,795
Total revenue	4,803	4,018	1,399	2,992	(146)	13,066
Provision for credit losses	129	(12)	–	(12)	–	105
Insurance policyholder benefits, claims and acquisition expense	–	–	997	–	–	997
Non-interest expense	2,022	2,944	147	1,529	(62)	6,580
Income (loss) before income taxes	2,652	1,086	255	1,475	(84)	5,384
Income taxes (recoveries)	678	265	58	353	(65)	1,289
Net income	$1,974	$821	$197	$1,122	$(19)	$4,095
Non-interest expense includes:
Depreciation and amortization	$233	$274	$15	$126	$2	$650

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)	Amounts have been revised from those previously presented to conform to our new basis of se g m e nt presentation.
Total assets and total liabilities by business segment

	As at January 31, 2023
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$605,870	$209,759	$23,421	$1,035,486	$58,483	$1,933,019
Total liabilities	605,798	206,943	23,994	1,038,579	(50,094)	1,825,220

	As at October 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (1)	Insurance	Capital Markets (1)	Corporate Support	Total
Total assets	$602,824	$206,466	$21,918	$1,025,892	$60,119	$1,917,219
Total liabilities	602,741	206,415	22,588	1,025,603	(48,303)	1,809,044

(1)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation.